Supplement dated January 13, 2009 to the prospectuses dated May 1, 2008 of Seligman High-Yield Fund (the "Seligman Fund"),
                  a series of Seligman High Income Fund Series
                                 (the "Series")

This supplement supersedes and replaces the supplement filed earlier today, January 13, 2008, with the Securities and Exchange Commission.

On January 8, 2009, the Series' Board of Trustees approved in principle the merger of the Seligman Fund into RiverSource High Yield Bond Fund (the "RiverSource Fund"), a fund that seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. More information about the RiverSource Fund and the proposed merger will be included in proxy materials.

Completion of the merger is subject to approval by shareholders of the Seligman Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders during the first or second quarter of 2009, and that a meeting of shareholders to consider the merger will be scheduled for the second quarter of 2009.

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      Supplement dated January 13, 2009 to the prospectus dated May 1, 2008 of Seligman U.S. Government Securities Fund (the "Seligman Fund"),
                  a series of Seligman High Income Fund Series
                                 (the "Series")

This supplement supersedes and replaces the supplement filed earlier today, January 13, 2008, with the Securities and Exchange Commission.

On January 8, 2009, the Series' Board of Trustees approved in principle the merger of the Seligman Fund into RiverSource Short Duration U.S. Government Fund (the "RiverSource Fund"), a fund that seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities. More information about the RiverSource Fund and the proposed merger will be included in proxy materials.

Completion of the merger is subject to approval by shareholders of the Seligman Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders during the first or second quarter of 2009, and that a meeting of shareholders to consider the merger will be scheduled for the second quarter of 2009.